Schedule of Investments
August 31, 2026 (unaudited)
True Rock Fund

				Shares or Principal
Security Description				Amount ($)	Fair Value ($)(1)

Common Stocks - 98.66%

Communications Equipment, NEC - 7.48%
Lumentum Holdings, Inc. (2)				4,015	3,672,761

Computer Communications Equipment - 1.20%
Arista Networks, Inc. (2)				3,000	587,070

Computer Peripheral Equipment, NEC - 0.62%
Palo Alto Networks, Inc. (2)				800	305,704

Computer Storage Devices - 6.61%
Everpure, Inc. (2)				1,500	139,425
Sandisk Corp. (2)				1,210	1,895,707
Seagate Technology plc (2)				700	579,866
Western Digital Corp.				1,400	630,770

					3,245,768

Construction - Special Trade Contractors - 0.65%
Argan, Inc.				746	317,043

Drawing And Insulating Nonferrous Wire - 1.67%
Corning, Inc.				5,510	819,502

Electrical Industrial Apparatus - 4.51%
Bloom Energy Corp. (2)				10,728	2,213,186

Electronic Components, NEC - 1.72%
Vicor Corp. (2)				4,500	844,560

Electronic Computers - 1.24%
Dell Technologies, Inc.				1,335	608,773

General Industrial Machinery & Equipment - 0.32%
Ouster, Inc. (2)				4,500	154,980

Guided Missiles & Space Vehicles & Parts - 1.15%
Rocket Lab USA, Inc. (2)				8,840	565,053

Heavy Construction Other Than Building Construction - Contractors - 0.29%
Sterling Infrastructure, Inc. (2)				300	141,021

Instruments For Measuring & Testing of Electricity & Electrical Signals - 1.84%
Aehr Test Systems (2)				11,430	906,056

Laboratory Analytical Instruments - 4.72%
Coherent, Inc. (2)				8,350	2,319,881

Personal Credit Institutions - 1.36%
Affirm Holdings, Inc. (2)				9,000	670,050

Printed Circuit Boards - 5.41%
Celestica, Inc. (2)				7,300	2,185,620
Flex Ltd. (2)				4,100	447,925
TTM Technologies, Inc. (2)				200	23,784

					2,657,329

Retail-Catalog & Mail-Order Houses - 1.32%
Amazon.com, Inc. (2)				2,500	649,425

Retail-Furniture Stores - 0.76%
Restoration Hardware Holdings, Inc. (2)				2,500	372,875

Security Brokers, Dealers & Flotation Companies - 4.81%
The Goldman Sachs Group, Inc.				1,027	1,053,599
Robinhood Markets, Inc. (2)				12,500	1,310,125

					2,363,724

Semiconductors & Related Devices - 28.53%
Advanced Micro Devices, Inc. (2)				3,470	1,633,398
Ambiq Micro, Inc. (2)				3,000	174,930
Astera Labs, Inc. (2)				4,600	1,366,108
AXT, Inc. (2)				32,646	1,978,674
Ichor Holdings Ltd. (2)				5,810	311,242
Intel Corp. (2)				4,010	358,935
Marvell Technology, Inc.				9,000	1,904,940
Micron Technology, Inc.				1,900	1,821,587
NVIDIA Corp.				10,470	2,311,567
Semtech Corp. (2)				4,000	531,840
Silicon Motion Technology Corp. (2)				1,500	370,260
SiTime Corp. (2)				800	452,336
Tower Semiconductor Ltd. (2)				3,900	799,695

					14,015,512

Services-Computer Programming, Data Processing, Etc. - 5.49%
Alphabet, Inc. Class A				2,300	780,505
DigitalOcean Holdings, Inc. (2)				17,300	1,914,937

					2,695,442

Services-Prepackaged Software - 11.13%
Cloudflare, Inc. Class A (2)				3,100	945,841
MongoDB, Inc. Class A (2)				1,700	770,729
Palantir Technologies, Inc. (2)				14,460	2,695,055
Shopify, Inc. (2)				3,800	560,006
Snowflake, Inc. Class A (2)				1,500	497,145

					5,468,776

Water, Sewer, Pipeline, Comm & Power Line Construction - 2.66%
Lam Research Corp.				3,700	1,115,513
Velo3D, Inc. (2)				16,000	190,560

					1,306,073

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.85%
Steel Dynamics, Inc.				1,800	418,716

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.55%
Carpenter Technology Corp.				1,600	762,272

Telephone & Telegraph Apparatus - 0.78%
Ciena Corp. (2)				1,000	382,800

Total Common Stock				(Cost $ 35,599,639)	48,464,352

Money Market Registered Investment Companies - 0.66%

Federated Government Obligations Fund Institutional Shares - 3.53% (3)				325,506	325,506

Total Money Market Registered Investment Companies				(Cost $ 325,506)	325,506

Total Investments - 99.33%				(Cost $ 37,100,235)	48,789,858

Other Assets Less Liabilities - 0.67%					332,976

Total Net Assets - 100.00%					49,122,834

Futures Contracts (2)

					Value and
					Unrealized
	Long (Short)		Notional Value of		Appreciation
	Contracts	Expiration Date	Contracts ($)	Value	(Depreciation)($)**
Index Futures
E-Mini Nasdaq 100	1	9/18/2026	590,260	590,260	(18,042)

				(Cost $ 608,302)	(18,042)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund's assets carried at fair value:

				Investments in	Other Financial
Valuation Inputs				Securities	Instruments (9)
Level 1 - Quoted Prices				$ 48,789,858	$-
Level 2 - Other Significant Observable Inputs				-	-
Level 3 - Significant Unobservable Inputs				-	-
Total				$ 48,789,858	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at August 31, 2026.